Non-current deposits (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Investment deposit	$ 33,493	¥ 210,088	¥ 232,824
Deposit for purchase of machineries	3,671	23,027	4,663
Total non-current deposits	37,164	¥ 233,115	¥ 237,487
Potential Seller
Investment deposit	$ 33,660